1001 West Fourth Street Winston-Salem, NC 27101-2400 t 336 607 7300 f 336 607 7500

VIA EDGAR

August 1, 2022

Securities and Exchange Commission

Filing Desk

100 F Street, N.E.

Washington, DC 20549

RE:	Horizon Funds (“Trust”) (File Nos. 333-205411 and 811-23063), on behalf of Horizon Active Asset Allocation Fund, Horizon Active Risk Assist Fund, Horizon Active Income Fund, Horizon Active Dividend Fund, Horizon Defined Risk Fund, Horizon U.S. Defensive Equity Fund, Horizon ESG Defensive Core Fund (the “Funds”), each a series of the Trust

Ladies and Gentlemen:

Pursuant to (1) the Securities Act of 1933, as amended, and Rule 485(a) thereunder; (2) the Investment Company Act of 1940, as amended; and (3) Regulation S-T; please find Post-Effective Amendment No. 32 to the Registration Statement on Form N-1A of the Trust (the “Amendment”).

The Amendment is being filed pursuant to Rule 485(a) of the Securities Act for the purpose of making certain changes to the investment objective and strategy of the Horizon ESG Defensive Core Fund, removing references to the Horizon ESG Defensive Core Fund’s sub-adviser, and making certain other related changes. The Amendment contains a Prospectus and Statement of Additional Information for the Funds, Part C, and the signature page.

If you have any questions or comments, please contact the undersigned at 336-607-7512. Thank you for your consideration.

Sincerely,

/s/ Jeffrey Skinner
Jeffrey Skinner

CC: John Drahzal, President of the Trust